Unaudited Condensed Consolidated Statements of Changes in Shareholders’ (Deficit) Equity - USD ($)	Preferred stock	Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Mar. 10, 2022
Balance (in Shares) at Mar. 10, 2022
Accretion of redeemable ordinary shares to redemption value
Founder shares issued to initial shareholder			$ 144	24,856		25,000
Founder shares issued to initial shareholder (in Shares)			1,437,500
Net (loss) income					(66,302)	(66,302)
Balance at Dec. 31, 2022			$ 144	24,856	(66,302)	(41,302)
Balance (in Shares) at Dec. 31, 2022			1,437,500
Excess cash received from sales of private placement units over fair value of private placement warrants		$ 34		3,368,816		3,368,850
Excess cash received from sales of private placement units over fair value of private placement warrants (in Shares)		343,125
Issuance of Public Warrants and Public Rights, net off offering costs of $150,780				2,146,425		2,146,425
Accretion of redeemable ordinary shares to redemption value				(2,388,602)		(2,388,602)
Net (loss) income					539,100	539,100
Balance at Jun. 30, 2023		$ 34	$ 144	3,151,495	472,798	3,624,471
Balance (in Shares) at Jun. 30, 2023		343,125	1,437,500
Balance at Dec. 31, 2022			$ 144	24,856	(66,302)	(41,302)
Balance (in Shares) at Dec. 31, 2022			1,437,500
Excess cash received from sales of private placement units over fair value of private placement warrants		$ 34		3,368,816		3,368,850
Excess cash received from sales of private placement units over fair value of private placement warrants (in Shares)		343,125
Issuance of Public Warrants and Public Rights, net off offering costs of $150,780				2,146,425		2,146,425
Accretion of redeemable ordinary shares to redemption value				(5,540,097)	(1,878,148)	(7,418,245)
Net (loss) income					1,308,097	1,308,097
Balance at Dec. 31, 2023		$ 34	$ 144		(636,353)	(636,175)
Balance (in Shares) at Dec. 31, 2023		343,125	1,437,500
Balance at Mar. 31, 2023		$ 34	$ 144	5,450,295	(84,286)	5,366,187
Balance (in Shares) at Mar. 31, 2023		343,125	1,437,500
Accretion of redeemable ordinary shares to redemption value				(2,298,800)		(2,298,800)
Net (loss) income					557,084	557,084
Balance at Jun. 30, 2023		$ 34	$ 144	3,151,495	472,798	3,624,471
Balance (in Shares) at Jun. 30, 2023		343,125	1,437,500
Balance at Dec. 31, 2023		$ 34	$ 144		(636,353)	(636,175)
Balance (in Shares) at Dec. 31, 2023		343,125	1,437,500
Accretion of redeemable ordinary shares to redemption value					(3,922,138)	(3,922,138)
Net (loss) income					(48,301)	(48,301)
Balance at Jun. 30, 2024		$ 34	$ 144		(4,606,792)	(4,606,614)
Balance (in Shares) at Jun. 30, 2024		343,125	1,437,500
Balance at Mar. 31, 2024		$ 34	$ 144		(3,046,206)	(3,046,028)
Balance (in Shares) at Mar. 31, 2024		343,125	1,437,500
Accretion of redeemable ordinary shares to redemption value					(1,368,781)	(1,368,781)
Net (loss) income					(191,805)	(191,805)
Balance at Jun. 30, 2024		$ 34	$ 144		$ (4,606,792)	$ (4,606,614)
Balance (in Shares) at Jun. 30, 2024		343,125	1,437,500